Real Estate Securities (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Real Estate Securities
Note 4 - Real Estate Securities

As of June 30, 2021 the Company did not hold any real estate securities, CMBS. The following is a summary of the Company's real estate securities, CMBS, as of December 31, 2020 (dollars in thousands):

December 31, 2020
Type	Interest Rate	Maturity	Par Value	Fair Value
CMBS 1	3.0%	5/15/2022	$13,250	$12,657
CMBS 2	2.2%	6/26/2025	10,800	10,335
CMBS 3	2.5%	2/15/2036	40,000	38,292
CMBS 4	1.9%	6/15/2037	8,000	7,892
CMBS 5	2.1%	9/15/2037	24,000	23,297
CMBS 6	2.3%	6/15/2034	12,000	11,580
CMBS 7	1.5%	12/15/2036	20,000	18,975
CMBS 8	1.8%	12/15/2036	25,000	23,268
CMBS 9	2.3%	3/15/2035	25,665	24,840

The Company classified its CMBS investments as available for sale and reported them at fair value in the consolidated balance sheets with changes in fair value recorded in accumulated other comprehensive income/(loss) as of December 31, 2020. The weighted average contractual maturity for CLO investments included within the CMBS portfolio as of December 31, 2020 was 14 years. The weighted average contractual maturity for single asset single borrower "SASB" investments as of December 31, 2020 was 14 years.

The following table shows the amortized cost, allowance for expected credit losses, unrealized gain/(loss) and fair value of the Company's CMBS investments by investment type as of December 31, 2020 (dollars in thousands):

	Amortized Cost	Credit Loss Allowance	UnrealizedGain	Unrealized Loss	Fair Value
December 31, 2020
CLOs	$123,444	$—	$—	$(4,888)	$118,556
SASB	55,948	—	—	(3,368)	52,580
Total	$179,392	$—	$—	$(8,256)	$171,136

As of December 31, 2020, the Company held 9 CMBS positions with an amortized cost basis of $179.4 million and an unrealized loss of $8.3 million, of which 7 positions had an unrealized loss for a period greater than twelve months. As of June 30, 2021 the Company did not hold any real estate securities, CMBS.

The following table provides information on the unrealized losses and fair value on the Company's real estate securities, CMBS, available for sale that were in an unrealized loss position, and for which an allowance for credit losses has not been recorded, in each case as of December 31, 2020 (amounts in thousands):

	Fair Value		Unrealized Loss
	Securities with an unrealized loss less than 12 months	Securities with an unrealized loss greater than 12 months	Securities with an unrealized loss less than 12 months	Securities with an unrealized loss greater than 12 months
December 31, 2020
CLOs	$63,131	$55,425	$(2,824)	$(2,064)
SASB	—	52,580	—	(3,368)
Total	$63,131	$108,005	$(2,824)	$(5,432)

As of June 30, 2021 the Company did not hold any real estate securities, CMBS. As of December 31, 2020, there were 7 securities with unrealized losses for a period greater than twelve months reflected in the table above. After evaluating the securities, the Company concluded that the unrealized losses reflected above were noncredit-related and would be recovered from the securities’ estimated future cash flows. The Company considered a number of factors in reaching this conclusion, including that the Company did not intend to sell the securities, it was not considered more likely than not that we would be forced to sell the securities prior to recovering our amortized cost, the portfolio is made up of investment grade securities of recent originations and higher tranches, and that there were no material credit events that would have caused us to otherwise conclude that the Company would not recover our cost. The allowance for credit losses is calculated using a discounted cash flow approach and is measured as the difference between the original cash flows expected to be collected to the revised cash flows expected to be collected discounted using the effective interest rate, limited by the amount that the fair value is less than the amortized cost basis. Significant judgment is used in projecting cash flows. As a result, actual income and/or credit losses could be materially different from what is currently projected and/or reported.

The following table provides information on the amounts of gain/(loss) on the Company's real estate securities, CMBS, available for sale (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Unrealized gain/(loss) on available for sale securities	$—	$34,882	$1,665	$(32,725)
Reclassification of net (gain)/loss on available for sale securities included in net income/(loss)	214	5,437	6,591	5,437
Unrealized gain/(loss) on available for sale securities, net of reclassification adjustment	$214	$40,319	$8,256	$(27,288)

The amounts reclassified for net (gain)/loss on available for sale securities are included in the realized (gain)/loss on sale of real estate securities in the Company's consolidated statements of operations. The Company's unrealized gain/(loss) on available for sale securities is net of tax. Due to the Company's designation as a REIT, there was no tax impact on unrealized gain/(loss) on available for sale securities.

Note 4 - Real Estate Securities

The following is a summary of the Company’s real estate securities, CMBS (dollars in thousands):

December 31, 2020
Type	Interest Rate	Maturity	Par Value	Fair Value
CMBS 1	3.0%	5/15/2022	$13,250	$12,657
CMBS 2	2.2%	6/26/2025	10,800	10,335
CMBS 3	2.5%	2/15/2036	40,000	38,292
CMBS 4	1.9%	6/15/2037	8,000	7,892
CMBS 5	2.1%	9/15/2037	24,000	23,297
CMBS 6	2.3%	6/15/2034	12,000	11,580
CMBS 7	1.5%	12/15/2036	20,000	18,975
CMBS 8	1.8%	12/15/2036	25,000	23,268
CMBS 9	2.3%	3/15/2035	25,665	24,840

December 31, 2019
Type	Interest Rate	Maturity	Par Value	Fair Value
CMBS 1	4.7%	5/15/2022	$13,250	$13,274
CMBS 2	3.8%	6/26/2025	12,131	12,151
CMBS 3	4.1%	2/15/2036	40,000	40,186
CMBS 4	3.7%	5/15/2036	18,500	18,535
CMBS 5	3.1%	5/15/2036	15,000	15,019
CMBS 6	3.2%	5/15/2037	13,500	13,525
CMBS 7	3.4%	5/15/2037	15,000	15,028
CMBS 8	3.2%	6/15/2037	7,000	7,013
CMBS 9	3.6%	2/15/2036	9,600	9,641
CMBS 10	3.5%	8/15/2036	10,000	10,027
CMBS 11	3.6%	6/15/2037	8,000	8,015
CMBS 12	3.3%	7/15/2038	13,000	13,022
CMBS 13	3.3%	9/15/2037	32,000	32,074
CMBS 14	3.7%	9/15/2037	24,000	24,084
CMBS 15	3.3%	10/19/2038	50,000	50,094
CMBS 16	3.7%	10/19/2038	26,000	26,029
CMBS 17	3.2%	6/15/2034	15,000	15,022
CMBS 18	3.5%	6/15/2034	6,500	6,509
CMBS 19	3.9%	6/15/2034	12,000	12,022
CMBS 20	3.1%	12/15/2036	20,000	20,021
CMBS 21	3.4%	12/15/2036	25,000	25,025

The Company classified its CMBS investments as available for sale as of December 31, 2020 and December 31, 2019. These investments are reported at fair value in the consolidated balance sheets with changes in fair value recorded in accumulated other comprehensive income/(loss). The weighted average contractual maturity for CLO investments included within the CMBS portfolio as of December 31, 2020 and December 31, 2019 was 14 and 17 years. The weighted average contractual maturity for single asset single borrower “SASB” investments as of December 31, 2020 and December 31, 2019 was 14 and 5 years.

The following table shows the amortized cost, allowance for expected credit losses, unrealized gain/(loss) and fair value of the Company’s CMBS investments by investment type (dollars in thousands):

	Amortized Cost	Credit Loss Allowance	Unrealized Gain	Unrealized Loss	Fair Value
December 31, 2020
CLO	$123,444	$—	$—	$(4,888)	$118,556
SASB	55,948	—	—	(3,368)	52,580
Total	$179,392	$—	$—	$(8,256)	$171,136
December 31, 2019
CLO	$330,000	$—	$1	(881)	$329,120
SASB	57,294	—	—	(98)	57,196
Total	$387,294	$—	$1	$(979)	$386,316

As of December 31, 2020 the Company held nine CMBS positions with an amortized cost basis of $179.4 million and an unrealized loss of $8.3 million, of which seven positions had an unrealized loss for a period greater than twelve months. As of December 31, 2019, the Company held 21 CMBS positions with an amortized cost basis of $387.3 million and an unrealized loss of $1.0 million of which 2 positions had an unrealized loss for a period greater than twelve months.

The following table provides information on the unrealized losses and fair value on the Company’s real estate securities, CMBS, available for sale that were in an unrealized loss position, and for which an allowance for credit losses has not been recorded as of December 31, 2020 and December 31, 2019 (amounts in thousands):

	Fair Value		Unrealized Loss
	Securities with an unrealized loss less than 12 months	Securities with an unrealized loss greater than 12 months	Securities with an unrealized loss less than 12 months	Securities with an unrealized loss greater than 12 months
December 31, 2020
CLOs	$63,131	$55,425	$(2,824)	$(2,064)
SASB	—	52,580	—	(3,368)
Total	$63,131	$108,005	$(2,824)	$(5,432)
December 31, 2019
CLOs	$315,845	$13,275	$(863)	$(17)
SASB	45,045	12,151	(67)	(31)
Total	$360,890	$25,426	$(930)	$(48)

As of December 31, 2020 and December 31, 2019, there were seven securities and two securities, respectively with unrealized losses for a period greater than twelve months reflected in the table above. After evaluating the securities, the Company concluded that the unrealized losses reflected above were noncredit-related and would be recovered from the securities’ estimated future cash flows. The Company considered a number of factors in reaching this conclusion, including that the Company did not intend to sell the securities, it was not considered more likely than not that we would be forced to sell the securities prior to recovering our amortized cost, the portfolio is made up of investment grade securities of recent originations and higher tranches, and that there were no material credit events that would have caused us to otherwise conclude that the Company would not recover our cost. The allowance for credit losses is calculated using a discounted cash flow approach and is measured as the difference between the original cash flows expected to be collected to the revised cash flows expected to be collected discounted using the effective interest rate, limited by the amount that the fair value is less than the amortized cost basis. Significant judgment is used in projecting cash flows. As a result, actual income and/or credit losses could be materially different from what is currently projected and/or reported.

The following table provides information on the amounts of gain/(loss) on the Company’s real estate securities, CMBS, available for sale (dollars in thousands):

	Year Ended December 31,
	2020	2019	2018
Unrealized gain/(loss) available for sale securities	$(8,026)	$(978)	$(459)
Reclassification of net (gain)/loss on available for sale securities included in net income (loss)	748	—	—
Unrealized gain/(loss) available for sale securities, net of reclassification adjustment	$(7,278)	$(978)	$(459)

The amounts reclassified for net (gain)/loss on available for sale securities are included in the realized (gain)/loss on sale of real estate securities in the Company’s consolidated statements of operations. The Company’s unrealized gain/(loss) on available for sale securities is net of tax. Due to the Company’s designation as a REIT, there was no tax impact on unrealized gain/(loss) on available for sale securities.

The deterioration in fair value of real estate securities for both collateralized loan obligations and other securities as of December 31, 2020 can be attributed mainly to the market down-turn and volatility as a result of high unemployment and credit uncertainties related to the outbreak of COVID-19. Management currently does not have the intention to sell any of the real estate securities as of December 31, 2020.